NET REVENUES	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
NET REVENUES
4. NET REVENUES

Net revenues are as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Cars and spare parts	4,341,482	3,573,119	2,835,170
Sponsorship, commercial and brand	478,499	430,579	390,002
Engines	155,342	189,432	150,655
Other	119,931	77,764	83,963
Total net revenues	5,095,254	4,270,894	3,459,790

Other net revenues primarily relate to financial services activities, management of the Mugello racetrack and other sports-related activities.

Interest and other financial income from financial services activities included within net revenues in 2022, 2021 and 2020 amounted to €69,389 thousand, €55,043 thousand and €65,878 thousand, respectively.